Note 12 - Trade and Other Receivables - Summary of Aging of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [line items]
Weighted-average expected credit loss rate	0.80%	5.30%
Gross carrying amount of trade receivables	$ 113,510	$ 98,003
Loss allowance as of December 31	$ 917	$ 5,180
Current [member]
Trade and other receivables [line items]
Weighted-average expected credit loss rate	0.20%	0.70%
Gross carrying amount of trade receivables	$ 106,219	$ 85,973
Loss allowance as of December 31	$ 249	$ 589
Not later than one month [member]
Trade and other receivables [line items]
Weighted-average expected credit loss rate	0.80%	1.70%
Gross carrying amount of trade receivables	$ 4,722	$ 4,793
Loss allowance as of December 31	$ 38	$ 83
Later than one month and not later than two months [member]
Trade and other receivables [line items]
Weighted-average expected credit loss rate	1.50%	2.60%
Gross carrying amount of trade receivables	$ 943	$ 1,334
Loss allowance as of December 31	$ 14	$ 35
Later than two months and not later than three months [member]
Trade and other receivables [line items]
Weighted-average expected credit loss rate	1.80%	3.80%
Gross carrying amount of trade receivables	$ 360	$ 387
Loss allowance as of December 31	$ 6	$ 15
Later than three months [member]
Trade and other receivables [line items]
Weighted-average expected credit loss rate	48.10%	80.80%
Gross carrying amount of trade receivables	$ 1,266	$ 5,516
Loss allowance as of December 31	$ 609	$ 4,459